Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Minerals Technologies Inc. Savings and Investment Plan [Member]
Fair Value Measurements [Abstract]
Fair Value Measurements
(3)     Fair Value Measurements

There is a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.

Equity securities: The fair value is based on the unadjusted closing price reported on the active market on which the security is traded and is classified within Level 1 of the fair value hierarchy.
Mutual funds:  Registered investment companies are public investment vehicles valued using net asset value (“NAV”) provided by the administrator of the mutual fund. These securities are valued using quoted market prices. The NAV is an unadjusted quoted price on an active market and classified within Level 1 of the fair value hierarchy.

Common collective funds: Valued at fair value using the NAV provided by the fund trustee as a practical expedient based on the value of the underlying assets owned by the trust, minus its liabilities, and then divided by the number of shares outstanding. There are no imposed redemption restrictions, nor does the Plan have any contractual obligations to further invest in the common collective trust funds. There are no unfunded commitments.  The NAV for these funds is published on a daily basis and is the basis for the Plan participant transactions. In accordance with subtopic 820-10, these investments have not been classified in the fair value hierarchy. The amounts presented in the fair value table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets available for benefits.

Cash equivalents: The carrying value approximates fair value and is classified within Level 1 of the fair value hierarchy.

The following tables sets forth by level, the Plan's financial assets at fair value as of December 31, 2025 and 2024. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. The method described above may produce a fair value that may not be indicative of net realizable value or reflective of future fair value. There were no transfers between fair value levels during 2025 and 2024.

As of December 31, 2025
(dollars in thousands)

	Investments at		Valuation techniques
	Fair Value as	Valuation	incorporating	Total
	determined by	techniques based	information other	Investments
	Quoted or Published	on observable	than observable	measured at
	Prices in active markets	market data	market data	Fair Value at
	(Level I)	(Level II)	(Level III)	December 31, 2025
Cash equivalents	$1,925	$-	$-	$1,925

Mutual funds
Fixed income funds	$12,668	$-	$-	$12,668
Equity funds	$53,228	$-	$-	$53,228
Growth & income funds	$127,413	$-	$-	$127,413

Mutual funds - participant-directed brokerage account
Equity funds - capital growth	$1,951	$-	$-	$1,951
Equity funds - current income	$767	$-	$-	$767
Balanced funds	$124	$-	$-	$124
Fixed income funds	$179	$-	$-	$179
International funds	$11	$-	$-	$11
Total mutual funds	$196,341	$-	$-	$196,341

Common stock
Participant-directed brokerage account	$1,029	$-	$-	$1,029
Pharmaceuticals	$4,957	$-	$-	$4,957
Industrial	$37,028	$-	$-	$37,028
Total common stock	$43,014	$-	$-	$43,014

Investments at NAV	$-	$-	$-	$85,187

Total investments	$241,280	$-	$-	$326,467
As of December 31, 2024
(dollars in thousands)

	Investments at		Valuation techniques
	Fair Value as	Valuation	incorporating	Total
	determined by	techniques based	information other	Investments
	Quoted or Published	on observable	than observable	measured at
	Prices in active markets	market data	market data	Fair Value at
	(Level I)	(Level II)	(Level III)	December 31, 2024
Cash equivalents	$1,676	$-	$-	$1,676

Mutual funds
Fixed income funds	$13,937	$-	$-	$13,937
Equity funds	$46,967	$-	$-	$46,967
Growth & income funds	$115,152	$-	$-	$115,152

Mutual funds - participant-directed brokerage account
Equity funds - capital growth	$1,623	$-	$-	$1,623
Equity funds - current income	$529	$-	$-	$529
Balanced funds	$107	$-	$-	$107
Fixed income funds	$156	$-	$-	$156
International funds	$10	$-	$-	$10
Total mutual funds	$178,481	$-	$-	$178,481

Common stock
Participant-directed brokerage account	$848	$-	$-	$848
Pharmaceuticals	$5,404	$-	$-	$5,404
Industrial	$43,830	$-	$-	$43,830
Total common stock	$50,082	$-	$-	$50,082

Investments at NAV	$-	$-	$-	$74,508

Total investments	$230,239	$-	$-	$304,747